LOANS AND ALLOWANCE FOR LOAN LOSSES - Schedule of Allowance for Loan Losses Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for loan losses:
Beginning balance	$ 11,484	$ 9,263	$ 7,721
Provision for loan losses	2,850	3,640	2,175
Loans charged-off	(2,458)	(1,762)	(913)
Recoveries	983	343	280
Ending balance	12,859	11,484	9,263
Allowance ending balance:
Individually evaluated for impairment				$ 134	$ 253	$ 527
Collectively evaluated for impairment				12,725	11,231	8,736
Total Loans	11,484	9,263	7,721	12,859	11,484	9,263
Loans:
Individually evaluated for impairment				6,340	6,318	6,082
Collectively evaluated for impairment				1,353,204	1,237,607	1,061,295
Total Loans				1,359,544	1,243,925	1,067,377
Commercial and industrial
Allowance for loan losses:
Beginning balance	1,592	1,878	1,473
Provision for loan losses	272	910	577
Loans charged-off	(1,080)	(1,213)	(192)
Recoveries	797	17	20
Ending balance	1,581	1,592	1,878
Allowance ending balance:
Individually evaluated for impairment				17	64	316
Collectively evaluated for impairment				1,564	1,528	1,562
Total Loans	1,592	1,878	1,473	1,581	1,592	1,878
Loans:
Individually evaluated for impairment				463	231	3,592
Collectively evaluated for impairment				197,045	223,481	178,124
Total Loans				197,508	223,712	181,716
Construction and development
Allowance for loan losses:
Beginning balance	1,161	1,004	615
Provision for loan losses	563	162	395
Loans charged-off	0	(9)	(6)
Recoveries	0	4	0
Ending balance	1,724	1,161	1,004
Allowance ending balance:
Individually evaluated for impairment				0	0	0
Collectively evaluated for impairment				1,724	1,161	1,004
Total Loans	1,161	1,004	615	1,724	1,161	1,004
Loans:
Individually evaluated for impairment				0	1,825	0
Collectively evaluated for impairment				196,774	127,806	122,904
Total Loans				196,774	129,631	122,904
Commercial real estate
Allowance for loan losses:
Beginning balance	3,264	2,106	1,870
Provision for loan losses	1,405	1,158	289
Loans charged-off	(84)	0	(53)
Recoveries	0	0	0
Ending balance	4,585	3,264	2,106
Allowance ending balance:
Individually evaluated for impairment				27	0	0
Collectively evaluated for impairment				4,558	3,264	2,106
Total Loans	3,264	2,106	1,870	4,585	3,264	2,106
Loans:
Individually evaluated for impairment				4,258	1,196	77
Collectively evaluated for impairment				413,879	366,881	301,833
Total Loans				418,137	368,077	301,910
Farmland
Allowance for loan losses:
Beginning balance	482	400	387
Provision for loan losses	41	82	(83)
Loans charged-off	0	0	0
Recoveries	0	0	96
Ending balance	523	482	400
Allowance ending balance:
Individually evaluated for impairment				85	47	47
Collectively evaluated for impairment				438	435	353
Total Loans	482	400	387	523	482	400
Loans:
Individually evaluated for impairment				163	258	251
Collectively evaluated for impairment				58,860	62,108	47,417
Total Loans				59,023	62,366	47,668
1-4 family residential
Allowance for loan losses:
Beginning balance	3,960	2,839	2,395
Provision for loan losses	(418)	1,117	651
Loans charged-off	(543)	(71)	(215)
Recoveries	23	75	8
Ending balance	3,022	3,960	2,839
Allowance ending balance:
Individually evaluated for impairment				5	108	63
Collectively evaluated for impairment				3,017	3,852	2,776
Total Loans	3,960	2,839	2,395	3,022	3,960	2,839
Loans:
Individually evaluated for impairment				842	2,588	2,064
Collectively evaluated for impairment				373,529	359,077	310,242
Total Loans				374,371	361,665	312,306
Multi-family residential
Allowance for loan losses:
Beginning balance	281	325	232
Provision for loan losses	348	(44)	93
Loans charged-off	0	0	0
Recoveries	0	0	0
Ending balance	629	281	325
Allowance ending balance:
Individually evaluated for impairment				0	0	0
Collectively evaluated for impairment				629	281	325
Total Loans	281	325	232	629	281	325
Loans:
Individually evaluated for impairment				217	5	0
Collectively evaluated for impairment				36,357	26,074	30,395
Total Loans				36,574	26,079	30,395
Consumer
Allowance for loan losses:
Beginning balance	585	562	593
Provision for loan losses	253	171	138
Loans charged-off	(344)	(269)	(219)
Recoveries	108	121	50
Ending balance	602	585	562
Allowance ending balance:
Individually evaluated for impairment				0	34	101
Collectively evaluated for impairment				602	551	461
Total Loans	585	562	593	602	585	562
Loans:
Individually evaluated for impairment				0	200	98
Collectively evaluated for impairment				51,267	52,977	50,543
Total Loans				51,267	53,177	50,641
Agricultural
Allowance for loan losses:
Beginning balance	153	138	137
Provision for loan losses	276	15	1
Loans charged-off	(242)	0	(1)
Recoveries	0	0	1
Ending balance	187	153	138
Allowance ending balance:
Individually evaluated for impairment				0	0	0
Collectively evaluated for impairment				187	153	138
Total Loans	153	138	137	187	153	138
Loans:
Individually evaluated for impairment				397	15	0
Collectively evaluated for impairment				25,199	18,886	19,524
Total Loans				25,596	18,901	19,524
Overdrafts
Allowance for loan losses:
Beginning balance	6	11	19
Provision for loan losses	110	69	114
Loans charged-off	(165)	(200)	(227)
Recoveries	55	126	105
Ending balance	6	6	11
Allowance ending balance:
Individually evaluated for impairment				0	0	0
Collectively evaluated for impairment				6	6	11
Total Loans	$ 6	$ 11	$ 19	6	6	11
Loans:
Individually evaluated for impairment				0	0	0
Collectively evaluated for impairment				294	317	313
Total Loans				$ 294	$ 317	$ 313